Property and Equipment - Schedule of Depreciation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 11,738		$ 16,839